Other revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Other revenues	Other revenues consist of the following:

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Leasing revenues	12	9
Total other revenues	12	9